Income taxes (Details 3) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Total deferred income taxes not recognized from temporary differences and unused tax losses as future utilization is not considered probable	$ 224,790	$ 423,323
Inventories [Member]
Statement [Line Items]
Deferred income taxes not recognized from temporary differences as future utilization is not considered probable	0	39,904
U.S. tax losses (no expiry) [Member]
Statement [Line Items]
Deferred income taxes not recognized from temporary differences as future utilization is not considered probable	32,150	165,649
Provisions and other [Member]
Statement [Line Items]
Deferred income taxes not recognized from temporary differences as future utilization is not considered probable	91,012	72,190
Deferred Mexican mining royalty [Member]
Statement [Line Items]
Deferred income taxes not recognized from temporary differences as future utilization is not considered probable	48	629
Mexican tax losses (expiring in 2025 - 2034) [Member]
Statement [Line Items]
Deferred income taxes not recognized from tax losses as future utilization is not considered probable	32,000	33,999
Canadian tax losses (expiring in 2034 - 2044) [Member]
Statement [Line Items]
Deferred income taxes not recognized from tax losses as future utilization is not considered probable	44,900	37,103
U.S. tax losses (expiring in 2025 -2037) [Member]
Statement [Line Items]
Deferred income taxes not recognized from tax losses as future utilization is not considered probable	0	31,957
Property, plant and equipment [Member]
Statement [Line Items]
Deferred income taxes not recognized from temporary differences as future utilization is not considered probable	$ 24,680	$ 41,892